Related Parties and Other Relationships - Narrative (Detail) - Affiliated entity - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Jun. 30, 2017	May 28, 2015	Apr. 16, 2015	Jan. 30, 2015	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Schedule of Other Related Party Transactions [Line Items]
Transactions Due From To Related Party		$ 34,500
TSA Letter agreement initial expiring date							Sep. 21, 2015
TSA Letter agreement new expiring date							Sep. 21, 2018
Safeway
Schedule of Other Related Party Transactions [Line Items]
Management fee							$ 9,000
Management fee to Cerberus and the consortium							13,800
Agreement term				4 years
Transition Services Agreement With Supervalu [Member]
Schedule of Other Related Party Transactions [Line Items]
Transaction service Agreement Aggregate fees			$ 50,000				$ 60,000
Terms and manner of settlement			In exchange for these transition and wind down services, the agreement calls for eight payments of $6.25 million every six months for aggregate fees of $50.0 million. These payments are separate from and incremental to the fixed and variable fees the Company pays to SuperValu under the TSA.				The Company also paid a transition fee of $60.0 million that was amortized on a straight line basis over the original 30-month life of the agreement.
Periodic payments			$ 6,250
Equity-based incentive plans
Schedule of Other Related Party Transactions [Line Items]
Equity-based compensation expense					$ 24,600	$ 34,200	$ 53,300	$ 97,800	$ 152,500
Income tax benefit from compensation expense					5,000	$ 7,200	11,100	$ 12,500	0
Compensation cost not yet recognized					$ 45,900		$ 64,500
Period for recognition of unrecognized compensation cost					1 year 220 days		2 years 1 month 6 days
Equity-based compensation expense to non-employees									$ 191,600
Equity-based incentive plans | AB Acquisition
Schedule of Other Related Party Transactions [Line Items]
Cash distribution	$ 250,000
Equity-based incentive plans | Incentive units
Schedule of Other Related Party Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					$ 2,400